Deferred Expenses and Non-Current Investments (Details) - Schedule of deferred expenses and non-current investments ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2019 USD ($)
Schedule of deferred expenses and non-current investments [Abstract]
Deferred expenses	[1]	₪ 156	₪ 270
Subscriber acquisition asset, net	[2]	160	142
Deposit used as collateral against hedging transactions			41
Bank deposit for loans to Company employees	[3]	44	48
Investments in equity-accounted investee		6	8
Total		₪ 366	₪ 509	$ 106

[1]	For its operations, Bezeq International acquires indefeasible rights of use ("IRU") from Mediterranean Nautilus (Israel) Ltd. for the acquisition of seabed cable capacities, which are accounted for as service transactions.
[2]	Subscriber acquisition assets:
[3]	A bank deposit for loans to Company employees without a repayment date